Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		3 Months Ended	9 Months Ended			12 Months Ended
	Jan. 22, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 07, 2021	Aug. 30, 2020	Aug. 05, 2019	Dec. 31, 2018
Unrecognized Tax Benefits						$ 114,000	$ 0				$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued						$ 3.000	$ 0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount				180,621,923	168,655,147	173,887,437	17,937,900
FDIC Insured Amount						$ 4,600,000	$ 5,700,000
Loan origination costs				$ 2,900,000	$ 2,600,000	3,600,000	2,100,000
Subscription fees Received				1,000		1,000
Restricted Cash		$ 600,000	$ 600,000	600,000	30,000.00	300,000	100,000
Changes in fair value of derivative assets and liabilities				$ (33,043,000)	0	$ 500,000	$ 536,000
Common Stock, Par Value		$ 0.000001	$ 0.000001	$ 0.000001		$ 0.000001	$ 0.000001
Share price		$ 0.005	$ 0.005	$ 0.005		$ 0.005		$ 8.67
Fair Value, Option, Loans Held as Assets, Aggregate Difference		$ 33,500,000	$ 33,500,000	$ 33,500,000		$ 500,000	$ 500,000
Advertising expense				34,100,000	21,400,000	$ 38,000,000.0	22,900,000
Effective Income Tax Rate						50.00%
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense						$ 3.000	0
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis		0	0	0		0
Unrealized Gain (Loss) on Securities				0
Changes in fair value of warrant liability				(3,480,000)	0
Amortization of Intangible Assets				1,900,000	1,100,000	1,600,000	800,000
Capitalized Computer Software, Period Increase (Decrease)				3,900,000	$ 2,800,000
Fair Value, Nonrecurring [Member]
Fair Value, Net Asset (Liability)		$ 0	$ 0	$ 0		$ 0	$ 0
Minimum [Member]
Property, Plant and Equipment, Useful Life						3 years
Share price		$ 3.273	$ 3.273	$ 3.273		$ 3.273
Shares Issued, Price Per Share										$ 0.935
Maximum [Member]
Property, Plant and Equipment, Useful Life						7 years
Share price		$ 3.408	$ 3.408	$ 3.408		$ 3.362
Shares Issued, Price Per Share									$ 0.981
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Asset, Useful Life				3 years		3 years
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Accounts Receivable, Noncurrent, Threshold Period Past Due		120 days	120 days	120 days		120 days
VPC Impact Acquisition Holdings III, Inc [Member]
Cash equivalents		$ 0	$ 0	$ 0
Offering costs charged to equity			13,786,001
Unrecognized Tax Benefits	$ 0	0	0	0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	0	0	0
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0
FDIC Insured Amount		$ 250,000	250,000	$ 250,000
Transaction costs allocable to warrant liabilities			$ 600,570
Common Stock Subject To Possible Redemption		25,376,598	25,376,598	25,376,598
Common Stock, Par Value	$ 0.0001
Shares Issued, Price Per Share		$ 10.00	$ 10.00	$ 10.00
Changes in fair value of warrant liability		$ 1,360,659	$ 3,819,820
VPC Impact Acquisition Holdings III, Inc [Member] | Minimum [Member]
Share price	10.00	$ 10.00	$ 10.00	$ 10.00
Founder Shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Changes in fair value of warrant liability				$ 3,500,000
Class A [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Common Stock Subject To Possible Redemption		25,376,598	25,376,598	25,376,598
Common Stock, Par Value	0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class A [Member] | Founder Shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member] | Minimum [Member]
Share price	12.00	12.00	12.00	12.00
Class B [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Common Stock, Par Value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B [Member] | Founder Shares [Member] | VPC Impact Acquisition Holdings III, Inc [Member]
Common stock share subject to forfeiture	843,750
Series A Preferred Stock [Member]
Shares Issued, Price Per Share						$ 0.000001
Series B1 Preferred Stock [Member]
Shares Issued, Price Per Share						0.000001
Series B2 Preferred Stock [Member]
Shares Issued, Price Per Share						$ 0.000001
Promissory Note [Member]
Percentage to estimate the fair value of the promissory note using a market yield approach		3.73%	3.73%	3.73%